Related party transactions and key management personnel - Summary of compensation paid to key management personnel for employee services (Details) - Board of directors and key management personnel - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Short-term employee benefits	€ 9,635	€ 5,210	€ 10,023
Post-employment pension contributions	697	540	456
Share-based compensation	6,629	11,377	3,232
Termination benefits	311
Total	€ 17,272	€ 17,127	€ 13,711